ACCRUED EXPENSES	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Accrued Liabilities, Current [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
NOTE 5 – ACCRUED EXPENSES

Accrued expenses consist of the following (in thousands):

	September 30, 2015	December 31, 2014
Accrued compensation and benefits	$1,877	$1,108
Accrued research and development	145	163
Accrued other	180	167
Total accrued expenses	$2,202	$1,438

NOTE 6 – ACCRUED EXPENSES

Accrued expenses consist of the following (in thousands):

	December 31,
	2014	2013

Accrued compensation and benefits	$1,108	$1,040
Accrued research and development	163	82
Accrued other	167	128
Total accrued expenses	$1,438	$1,250